Stockholders' Equity Deficit - Preferred Stock (Details) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholders' Equity Deficit
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0